Fair value of financial instruments (Schedule of fair value of financial assets measurement) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit assets current	$ 146,000	$ 144,843
Restricted deposits	1,315	1,315
Earn-out	(19,447)	(12,118)	$ 0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Asset derivatives (included in other receivables)	0	0
Earn-out	0	0
Financial assets (liabilities) measured at fair value	460,850	279,645
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	288,654	410,956
Asset derivatives (included in other receivables)	5,817	1,413
Earn-out	0	0
Financial assets (liabilities) measured at fair value	294,471	412,369
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Asset derivatives (included in other receivables)	0	0
Earn-out	(19,447)	(12,118)
Financial assets (liabilities) measured at fair value	(19,447)	(12,118)
Cash | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	53,660	59,732
Cash | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Cash | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Money market funds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	253,430	69,144
Money market funds | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Money market funds | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Deposits | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit assets current	6,430	4,596
Deposits | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit assets current	0	0
Deposits | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposit assets current	0	0
Short term Bank deposits | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Bank deposits	146,000	144,843
Short term Bank deposits | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Bank deposits	0	0
Short term Bank deposits | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Bank deposits	0	0
Restricted deposits | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted deposits	1,330	1,330
Restricted deposits | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted deposits	0	0
Restricted deposits | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted deposits	$ 0	$ 0